Consolidated statements of operations and comprehensive loss (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement [Line Items]
Research and development expenses	€ 35,697,935	$ 35,697,935	€ 25,684,140	€ 44,582,136
Other Expenses
Statement [Line Items]
Research and development expenses	434,331		454,193	898,425
Third-Party Services
Statement [Line Items]
Research and development expenses	28,247,081		19,886,693	36,783,223
Legal and Consulting Fees
Statement [Line Items]
Research and development expenses	1,074,710		862,364	668,676
Manufacturing of Clinical Material
Statement [Line Items]
Research and development expenses	6,615,840		3,075,347	13,479,235
Clinical, Pre-Clinical
Statement [Line Items]
Research and development expenses	21,631,240		16,811,346	23,303,988
Equity-Settled Share-Based Payment Expenses
Statement [Line Items]
Research and development expenses	1,622,898		626,833	2,580,983
Employee Benefits Expenses
Statement [Line Items]
Research and development expenses	€ 5,941,813		€ 4,480,890	€ 6,231,812